CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 8,743	$ 7,657	$ 1,104
Short term restricted deposit	142	0
Other accounts receivable and prepaid expenses	218	175	14
Total current assets	9,103	7,832	1,118
PROPERTY AND EQUIPMENT, NET	54	0	2
Total assets	9,157	7,832	1,120
CURRENT LIABILITIES:
Trade payables	669	652	1,697
Other accounts payable	232	579	1,255
Short-term convertible notes		0	898
Total current liabilities	901	1,231	3,850
LONG-TERM LIABILITIES:
Liability related to stock options and warrants	375	787	630
Other long term liability	28	0
Total long-term liabilities	403	787	630
SHAREHOLDERS' EQUITY:
Ordinary shares of £0.01 par value - Authorized: 5,000,000,000 shares at September 30, 2014 and December 31, 2013; Issued and outstanding: 55,636,283 and 40,227,953 shares at September 30, 2014 and December 31, 2013, respectively	927	675	245
Additional paid-in capital	34,054	25,681	13,199
Receipts on account of shares		0	118
Accumulated deficit	(27,128)	(20,542)	(16,922)
Total shareholders' equity	7,853	5,814	(3,360)
Total liabilities and shareholders’ equity	$ 9,157	$ 7,832	$ 1,120